SCHEDULE OF REVENUE DISAGGREGATED BY PRODUCT TYPE AND GEOGRAPHIC AREAS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers			$ 100,220	$ 665,623
Revenue from contracts with customers	$ 123,215	$ 47,651	100,220	665,623
TEXAS
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers			64,611	510,923
Revenue from contracts with customers	123,215	29,624
NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers			35,609	154,700
Revenue from contracts with customers		18,027
Crude Oil [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers			100,220	656,620
Revenue from contracts with customers	123,215	47,651
Crude Oil [Member] | TEXAS
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers			64,611	501,920
Revenue from contracts with customers	123,215	29,624
Crude Oil [Member] | NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers			35,609	154,700
Revenue from contracts with customers		18,027
Natural Gas [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers				9,003
Revenue from contracts with customers
Natural Gas [Member] | TEXAS
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers				9,003
Revenue from contracts with customers
Natural Gas [Member] | NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers
Revenue from contracts with customers